Production Costs - Summary of Production Costs (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Salaries and employee benefits included in corporate administration	$ 64	$ 69
Restructuring activities incurred at mine sites which are presented as restructuring	$ 4	$ 28